Initial Summary Prospectus dated May 1, 2026 For New Investors

PRINCIPAL® EXECUTIVE VARIABLE UNIVERSAL LIFE III
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company through its
Principal Life Insurance Company Variable Life Separate Account

This Initial Summary Prospectus summarizes key features of the Principal Executive Variable Universal Life III flexible premium variable universal life insurance policy (the "Policy").
Before you invest, you should also review the prospectus for the Policy, which contains more information about the Policy's features, benefits, and risks. You can find the current statutory prospectus, Statement of Additional Information ("SAI"), and other information about the Policy, as well as information about the Underlying Funds online at www.principal.com/ExecutiveVUL3PLICReport. You can also obtain this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com. For additional questions about the Policy, please contact your registered representative.
You may cancel the Policy within the free look period without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total contract value. You should review this Expanded Prospectus , or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s ("SEC's") staff and is available at Investor.gov.
The SEC has not approved or disapproved this Policy or passed upon the adequacy of this Initial Summary Prospectus. Any representation to the contrary is a criminal offense.

GLOSSARY
Adjustment – change to the Policy resulting from an increase or decrease in Total Face Amount or a change in tobacco status, death benefit option, rating or riders.
Attained Age – the Insured’s issue age on the birthday nearest to the Policy Date plus the number of full Policy Years since the Policy Date.
Base Policy Face Amount – the insurance benefit provided by the Policy without any riders. The Base Policy Face Amount is shown on your data pages.
Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Data Pages - the pages of the policy which contain information specific to you, the Insured, and the Policy. Current or revised Data Pages will only be sent to you when a change is made to your Policy.
Death Benefit Guarantee Premium Requirement – the amount of premium required to be paid in order to maintain the protections of the death benefit guarantee rider.
Division – a part of the Separate Account which invests in shares of a corresponding mutual fund. The value of an investment in a Division is variable and is not guaranteed. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division.
Effective Date – the date on which all requirements, including initial premium, for issuance of a policy have been satisfied.
Fixed Account – the portion of the Policy Value that is held in our General Account.
General Account – assets of the Company other than those allocated to any of our Separate Accounts.
Home Office - the address shown on your Policy cover page or such other address we provide.
Insured – the person named as the “insured” on the data pages. The Insured may or may not be the Owner.
Loan Account – the portion of the Policy Value held in our General Account that reflects any Loan Indebtedness.
Loan Indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.
Loan Value - the Net Surrender Value plus projected guaranteed interest credited through the remainder of the Policy Year, less loan interest payable and Monthly Policy Charges due through the remainder of the Policy Year.
Monthly Date – the day of the month which is the same day as the Policy Date.
Example:    If the Policy Date is September 5, 2020, the first Monthly Date is October 5, 2020.
Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date as described under CHARGES AND DEDUCTIONS - Monthly Policy Charge.
Net Amount at Risk – the result of:

•    the death benefit (as described in the Policy) at the beginning of the Policy Month, divided by the death benefit discount rate shown on the data pages; minus
•    the Policy Value at the beginning of the Policy Month calculated as if the Monthly Policy Charge was zero.
Net Policy Value – the Policy Value minus any Loan Indebtedness.
Net Premium – the gross premium paid, less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions and/or the Fixed Account.
Net Surrender Value – Surrender Value minus any Loan Indebtedness.
Notice – a communication that is acceptable to us in form and substance and that we receive in our Home Office. We will require you to use the form(s) we provide for certain Notices, along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your Policy.
Owner – the party which owns all the rights and privileges of this Policy.
Planned Periodic Premium – the premium in the amount and frequency you plan to pay.
Policy Date – the date from which Monthly Dates, Policy Years, and policy anniversaries are determined; the Policy Date is shown on your Data Pages and will never be the 29th, 30th, or 31st of any month.
Policy Maturity Date – the date to which the policy will stay in force, unless the death of the Insured occurs prior to that date, so long as all requirements outlined in the policy are satisfied. The Policy Maturity Date is shown on the data pages. The Policy Maturity Date may be extended as described in the maturity date extension provision.
Policy Month – any one-month period beginning on the Monthly Date.
Example:    The Monthly Date is May 5, 2020; the first Policy Month ends on June 4, 2020.
Policy Value – the sum of the values in the Divisions, the Fixed Account, and the Loan Account.
Policy Year – the one-year period beginning on the Policy Date and ending one day before the policy anniversary and each subsequent one year period beginning on a policy anniversary.
Example:    If the Policy Date is September 5, 2020, the first Policy Year ends on September 4, 2021. The first policy anniversary falls on September 5, 2021.
Premium Expense Charge – the charge deducted from premium payments.
Separate Account – the Principal Life Insurance Company Variable Life Separate Account, an account established by us which has Divisions to which Net Premiums may be allocated under the Policy.
Surrender Value – the Policy Value plus any enhanced cash surrender value benefit provided by any attached rider.
Total Face Amount – the Base Policy Face Amount plus the insurance benefit provided by any supplemental benefit rider issued with your Policy. If there is no supplemental benefit rider issued with your Policy, the Total Face Amount is the Base Policy Face Amount. The total policy face amount may be adjusted as described in the Policy. The Total Face Amount is the amount used to determine the death benefit provided by the Policy and is shown on the data pages.
Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.
Valuation Period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each Business Day and ends at the close of normal trading of the NYSE on the next Business Day.
Written Request – actual delivery to the Company at our Home Office of a written Notice or request, signed and dated, on a form we supply or approve.
Your Notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
we, us, our – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the Owner of the Policy.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals	No surrender charge is imposed on a partial or full surrender,			SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Transaction Charges	You may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees.			SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy, as well as interest for any Loan Indebtedness and the cost of optional benefits under the Policy. Certain fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.

Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:
SUMMARY: FEE TABLES - Periodic Charges Other Than Annual Underlying Fund Expenses

CHARGES AND DEDUCTIONS

SUMMARY: FEE TABLES - Annual Underlying Fund Expenses

CHARGES AND DEDUCTIONS

APPENDIX - Underlying Funds Available Under the Policy

	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.12%	2.50%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash.

Withdrawals will reduce the value of your Policy and the death benefit may lead to adverse tax consequences.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., the Underlying Funds). . Each investment option (including the Fixed Account) has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Policy Lapse
When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, failure to pay sufficient premiums, and unpaid policy loans and loan interest will increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse) POLICY TERMINATION AND REINSTATEMENT

RESTRICTIONS	Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers from the Fixed Account are subject to significant limitations. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.

We reserve the right to remove or substitute Underlying Funds as investment options.

Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers

GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights

GENERAL DESCRIPTION OF THE POLICY - Material State Variations

GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations

Optional Benefits
Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.

Withdrawals may significantly reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

Depending on your state, or your financial professional or your professional's firm, certain benefits may not be available or may be available on different terms.
OTHER BENEFITS AVAILABLE UNDER THE POLICY GENERAL DESCRIPTION OF THE POLICY - Material State Variations GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations

TAXES	Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy rather than continue to own an existing policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest

OVERVIEW OF THE POLICY

This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
Purpose
The Policy is an individual flexible premium variable universal life insurance policy offered by the Company. The purpose of the Policy is primarily to provide death benefit protection upon the death of the Insured.
The Policy Value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited to the Fixed Account, and/or investment experience of the Divisions. As a result, the Policy may be appropriate for persons seeking both life insurance protection and the potential for the accumulation of cash values. However, it is not suitable as a short-term investment due to the costs of insurance and the expenses charged. In addition, withdrawals from the Policy (as well as loans) will increase the risk of lapse and may have adverse tax consequences.
Premiums
This is a "flexible premium" policy, which means you may choose the amount and frequency of premium payments (subject to certain limitations).
Net Premium payments are allocated to the Fixed Account and the Divisions according to your instructions. Each Division invests in a corresponding Underlying Fund. The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. A full description of each Underlying Fund, including its investment objectives, policies and restrictions, charges and expenses and other operational information, is contained in its prospectus. Additional information about each Underlying Fund is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.
The Fixed Account guarantees principal and credits a fixed rate of interest.
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s).
Payment of insufficient premiums may result in a lapse of the Policy.
Contract Features

Death Benefits/Maturity Proceeds
Under the Policy, the Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the Insured dies. Death proceeds are paid in cash or applied under a benefit payment option elected on the application (or, if no option was selected, Option 1). Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
If the Policy is in force and the Insured is living on the Policy Maturity Date, we will pay the Owner an amount equal to the Net Surrender Value. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the Policy Maturity Date.
Surrenders and Withdrawal Options
The Policy may be fully surrendered and any Net Surrender Value paid to the Owner.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Unscheduled partial surrenders are subject to limitations on the number and amounts you may surrender. No surrender charge is imposed on a surrender; however, a transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year.
Partial surrenders may significantly reduce the Policy Value, the death benefit, and any optional benefits and will increase the risk of lapse. Surrenders may also have adverse tax consequences.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net Surrender Value automatically on any Monthly Date (known as a "scheduled partial surrender") in the amount and frequency you choose, subject to certain limitations. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless you direct us otherwise.

Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value. You are charged interest on any Loan Indebtedness.'
Outstanding policy loans and loan interest may significantly reduce the death benefit and any optional benefits, and will increase the risk of lapse. Unpaid Loan Indebtedness may also have adverse tax consequences.
Transfers
Subject to certain limitations, you may transfer funds among the Divisions and the Fixed Account. We also offer Automatic Portfolio Rebalancing. You may incur an additional fee for transfers.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy, including benefits that accelerate the payment of your death benefit under certain circumstances or help manage the risk of lapse. An additional charge may apply if you elect an optional benefit.

STANDARD DEATH BENEFITS
Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us written notice otherwise.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured’s life;
•B is any Loan Indebtedness; and
•C, if the Insured’s death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the Death Benefit Guarantee Premium Requirement.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1. The three death benefit options available are:
Death Benefit Option 1
The death benefit equals the greater of:
•the Total Face Amount; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
Death Benefit Option 2
The death benefit equals the greater of:
•the Total Face Amount plus the Policy Value; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
Death Benefit Option 3
The death benefit equals the greater of:
•the Total Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
* The applicable percentage tables are in APPENDIX B to the statutory prospectus and are based on our interpretation of Section 7702 of the Internal Revenue Code. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current Total Face Amount.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Total Face Amount so that the death benefit immediately after the change equals the death benefit before the change.
Maturity Proceeds

If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the maturity proceeds, which are equal to the Net Surrender Value.

Adjustment Options
Increase in Total Face Amount
You may request an increase in the Total Face Amount provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Total Face Amount is $10,000.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the face amount increase is at least the minimum face amount Increase shown on the Data Pages; and
•you supply evidence which satisfies us that the Insured is alive and insurable under our underwriting guidelines then in effect; and
•the death proceeds less the Policy Value does not exceed our maximum limits as defined under our underwriting guidelines then in effect; and
•your policy is not in a grace period; and
•the face amount after Adjustment is not less than the minimum face amount shown on the Data Pages; and
•your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Total Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
If you want insurance coverage to start at the time the Adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in our General Account without interest (for a period of up to a 60 days) while we complete underwriting for the Adjustment. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions and/or Fixed Account according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Total Face Amount. If there is insufficient value to pay the higher charges after an increase in Total Face Amount, the Policy will lapse, unless the protections of the death benefit guarantee rider are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in Total Face Amount.
Decrease in Total Face Amount
On or after the first policy anniversary, you may request a decrease in the Total Face Amount. No transaction fee is imposed on decreases in the Total Face Amount. A request for a decrease requires the following:
•    the request must be made on an Adjustment application;

•    the application must be signed by the Owner(s);
•    the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•    the decrease may not reduce the Total Face Amount below $100,000; and
•    if there have been previous increases in the Total Face Amount, the decrease of Total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
OTHER BENEFITS AVAILABLE UNDER THE POLICY
In addition to the standard death benefit associated with the Policy, other standard and/or optional benefits may also be available. The following table summarizes information about those benefits. For information about the fees associated with each benefit included the table, if any, see SUMMARY: FEE TABLES in the statutory prospectus.
Subject to certain conditions, you may add one or more of the optional insurance benefits summarized in the table below. Not all benefits (including those referred to below as "standard") are available to all Owners or in all states, and provisions may vary. In addition, depending on your financial professional or your financial professional's firm, certain benefits may not be available, or my be available on different terms. See GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations in the statutory prospectus.

Name of Benefit	Purpose	Standard/Optional	Charge	Brief Description of Limitations
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Death Benefit Guarantee	guarantees the Policy will not lapse before the Insured attains age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Enhanced Cash Surrender Value Rider	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value	Optional	No	Underwriting guidelines and plan premium levels determine availability to select the enhanced cash surrender options. Contact your registered representative for more information.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Supplemental Benefit Rider	provides additional insurance (Total Face Amount) at a reduced cost	Optional	Yes	Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies.
(1)    Availability of these riders varies.

BUYING THE POLICY
Payment of Premiums
You may make unscheduled premium payments and/or Planned Periodic Premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder Notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the Policy Value, the Net Policy Value, and how long the Policy remains in force.
Premium Limitations
You may make unscheduled premium payments and/or Planned Periodic Premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder Notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the Policy Value, the Net Policy Value, and how long the Policy remains in force.
Allocation of Premiums
The initial Net Premium, including any premium received during the examination offer period, is allocated to the Money Market Division. The premium will be reallocated to the Divisions and the Fixed Account according to your instructions on the later of the Effective Date or the end of the examination offer period (or on the first Business Day thereafter).
If the purchase of this policy falls within the definition of a replacement under state law, we reserve the right to retain the initial Net Premiums in the Money Market Division to correspond to the required examination offer period.
Thereafter, allocations of Net Premiums are made to the Divisions and the Fixed Account according to your instructions. The total of all allocation percentages must equal 100. Net premiums are allocated as of the Valuation Period in which they are received in good order. The allocation changes are effective at the end of the Valuation Period in which the new instructions are received.

HOW YOUR POLICY CAN LAPSE
Policy Termination (Lapse)
A Policy will go into default and is at risk of terminating if the Net Policy Value on any Monthly Date is less than the Monthly Policy Charge.
Before any Policy lapses, the Policy will enter a 61-day grace period, described below, during which you may pay the minimum required premium to keep your Policy in force. A Policy will terminate if you have not made the minimum required premium payment before the grace period expires.
The Policy also terminates:
•    when you make a full Policy surrender;

•upon Written Request of the Insured as of the date we receive Notice of such request;
•    when death proceeds are paid; or
•    when the maturity proceeds are paid.
When the Policy terminates, all privileges and rights of the Owner(s) and all optional insurance benefits will end. Subject to certain conditions, you may reinstate a policy that has terminated.

Grace Period
If a Policy goes into default and is at risk of terminating, we will send you Notice of a 61-day grace period during which you can pay the minimum required premium to keep your Policy in force. This grace period begins on the date we mail the Notice of impending policy termination to you. The Notice will be sent to your last post office address known to us and will tell you the amount of the minimum required premium to keep the Policy in force, payment instructions; and the grace period end date and will be sent no earlier than, and within 30 days after, the policy processing day on which the insufficiency occurred.
Your Policy will remain in force during the grace period. If we do not receive the minimum required premium payment by the end of the grace period, your Policy will terminate without value.
No partial surrenders or policy loans may be made during a grace period.
Minimum Required Premium
The minimum required premium is intended to (i) reimburse us for the Monthly Policy Charges during the grace period, and (ii) provide enough Policy Value to pay the Monthly Policy Charge on the first Monthly Date after grace period. The minimum required premium payment is [(a) plus (b)] divided by (c) where:
(a)    is any amount by which your Net Policy Value is less than zero at the start of the grace period after the Monthly Policy Charge is deducted;
(b)    is three Monthly Policy Charges; and
(c)    is 1 minus the guaranteed maximum Premium Expense Charge percentage.
If the grace period ends before we receive the minimum required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
Death during Grace Period
If the Insured dies during a grace period, then we will deduct from the death proceeds the lesser of any overdue Monthly Policy Charges and, if applicable, the amount required to meet any Death Benefit Guarantee Premium Requirement. If Your policy is on Death Benefit Option 1 and the Insured dies during a grace period for which the amount required under (b) above for the minimum required payment has been applied, We will add to the death proceeds a refund of such amount applied for any period beyond the Policy Month in which the Insured’s death occurred.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated. The Policy may be reinstated provided all of the following conditions are satisfied:
•such reinstatement is prior to the Policy Maturity Date;
•You have not surrendered your Policy;
•not more than three years have elapsed since the policy terminated;

•You supply evidence which satisfies us that the Insured is alive and is insurable under our underwriting guidelines then in effect;
•You either repay or reinstate any Loan Indebtedness existing at termination; and
•You make the minimum required premium payment.
The minimum required premium is intended to a) reimburse us for the Monthly Policy Charges during the grace period and b) provide enough Policy Value to pay Monthly Policy Charges for three Policy Months after reinstatement. The minimum required premium payment is [(1) plus (2)] divided by (3) where:
(1)    is any amount by which your Net Policy Value is less than zero at the end of the grace period after the Monthly Policy Charge is deducted;
(2)    is three Monthly Policy Charges; and
(3)    is 1 minus the guaranteed maximum Premium Expense Charge percentage.

NOTE:    The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated to collect Monthly Policy Charges due and unpaid during the grace period and to provide us with enough Policy Value to pay three Monthly Policy Charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.
Reinstatement will be effective on the next Monthly Date following the date we approve the reinstatement application. Your rights and privileges as Owner(s) are restored upon reinstatement. The reinstated Policy will have the same Policy Date as the original Policy. The Death Benefit Guarantee rider will be as if the Policy had never ended. You will receive new Data Pages upon reinstatement.
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of Monthly Policy Charges during the period the Policy was terminated.
Premiums received with your reinstatement application are held in our General Account without interest (for a period of up to 60 days) while we complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to your selected Division(s) and/or Fixed Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions.
If you reinstate your Policy, the Premium Expense Charge and the monthly policy issue charge are calculated based on the number of years since the Policy was issued.
MAKING WITHDRAWALS: ACCESSING THE MONEY IN YOUR POLICY
You must send us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which we receive the Written Request for surrender. Partial surrenders may negatively affect your Death Benefit Guarantee rider, if applicable. Partial surrenders will reduce your face amount if under death benefit option 1 or 3.
Unscheduled Partial Surrenders
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Policy Value. You may take two unscheduled partial surrenders during a Policy Year before any transaction fees apply. After the second unscheduled partial surrender in a Policy Year, a transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each unscheduled partial surrender. An unscheduled partial surrender may not be less than $500 and may not be greater than 90% of the Net Policy Value as of the effective date of the unscheduled partial surrender. The unscheduled partial surrender may not decrease the Total Face Amount to less than $100,000. Unscheduled partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee rider, if applicable.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Policy Value (as of the date of the scheduled partial surrender). A scheduled partial surrender may cause a reduction in the Total Face Amount.
Full Surrender

The Policy may be surrendered while the Policy is in effect. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.

ADDITIONAL INFORMATION ABOUT FEES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy, make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees for Policy Dates on or after December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		7.75% of premium paid
Current		7.50% of premium paid
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		7.50% of Policy Value

Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates on or after December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00167 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.21196 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.35% of Division value per year
Current Charge		0.35% of Division value per year
Monthly Policy Issue Charge (except as noted below)(1)	monthly
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.05467 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06000 per $1,000 of Total Face Amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider(1)
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.00547 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.04800 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.0% of Loan Indebtedness per year(4)
Current		1.0% of Loan Indebtedness per year(4)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00062 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.00200 per $1,000 of Net Amount at Risk
(1) This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(2)    Current charges reflect the charges in effect as of the date of this prospectus for a Representative Insured, which is a 45 year-old male in with a risk classification of preferred non-tobacco for Policy Year one.
(3)    The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4)    This charge decreases after Policy Year ten.

The following table shows the minimum and maximum total expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2025	Minimum	Maximum
Total annual Underlying Fund expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.12%	2.5%

APPENDIX A

UNDERLYING FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/ExecutiveVUL3PLICReport. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com.

The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class A	Alliance Bernstein L.P.	0.82%	2.89%	8.75%	8.55%
International Equity	AB Variable Products Series Fund, Inc. International Value Portfolio Class A1	Alliance Bernstein L.P.	0.90%	41.70%	10.47%	6.64%
International Equity	AB Variable Products Series Fund, Inc. Sustainable Global Thematic Portfolio Class A1	Alliance Bernstein L.P.	0.94%	6.32%	3.28%	10.08%
Asset Allocation	American Funds Insurance Series® American Funds ® Global Balanced Fund Class 2 [1]	Capital Research and Management Company	0.76%	17.14%	6.11%	7.69%
Fixed Income	American Funds Insurance Series® Capital World Bond Fund ® Class 2	Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%

International Equity	American Funds Insurance Series® SMALLCAP World Fund Class 2 [1,11]	Capital Research and Management Company	0.90%	14.64%	0.49%	7.23%
Large U.S. Equity	American Funds Insurance Series® Growth Fund Class 2	Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
International Equity	American Funds Insurance Series® EUPAC Fund Class 2 [1,12]	Capital Research and Management Company	0.72%	26.77%	3.40%	7.00%
International Equity	American Funds Insurance Series® New World Fund ® Class 2 [1]	Capital Research and Management Company	0.82%	28.29%	5.33%	9.25%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1]	Capital Research and Management Company	0.50%	17.21%	13.89%	12.36%
Small/Mid U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1]	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.05%	9.81%	9.39%	8.51%
Other - Technology	BNY Mellon Investment Portfolios Technology Growth Portfolio Service Shares	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. Service Shares	BNY Mellon Investment Adviser, Inc./ Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%

Large U.S. Equity	BNY Mellon Variable Investment Fund Appreciation Portfolio Service Shares	BNY Mellon Investment Adviser, Inc./ Fayez Sarofim & Co., LLC	1.1%	9.78%	9.08%	12.63%
International Equity	Calvert Variable Trust, Inc. CVT EAFE International Index Portfolio Class F [1]	Calvert Research and Management	0.68%	30.64%	8.31%	7.63%
Fixed Income	Calvert Variable Trust, Inc. CVT Investment Grade Bond Index Portfolio Class I [1]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.32%	6.90%	-0.44%	1.87%
Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F [1]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.6%	12.23%	5.62%	9.08%
International Equity	Columbia Funds Variable Insurance Trust Acorn International Fund [1,4]	Columbia Wanger Asset Management, LLC	1.09%	12.76	-1.00	4.31
Other - Multinarrative	Deutsche DWS Variable Series II DWS Alternative Asset Allocation VIP Class B	DWS Investment Management Americas, Inc./ RREEF American L.L.C.	1.31%	10.03%	4.88%	4.52%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%

Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.71%	18.75%	12.23%	11.32%
Fixed Income	Fidelity® Variable Insurance Products Trust I Fidelity® VIP High Income Portfolio Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	1.06%	10.31%	4.00%	5.34%

Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.79%	21.24%	15.08%	15.49%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Extended Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/Geode	0.37%	12.03%	7.75%
International Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP International Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/Geode	0.41%	32.82%	7.76%	6.79%
Asset Allocation	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Total Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/Geode	0.36%	16.86%	12.86%

Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%
Other - Consumer Defensive	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Consumer Staples Portfolio Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.86%	-3.23

Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%
Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.35%	4.03%	3.02%	1.95%

Fixed Income	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Strategic Income Portfolio Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.88%	8.58%	2.79%	4.40%
Balanced/Asset Allocation	Franklin Templeton Variable Insurance Product Trust Franklin Income VIP Fund Class 2	Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
International Equity	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Global Discovery VIP Fund Class 2	Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Shares VIP Fund Class 2	Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 2	Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Small/Mid U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1]	Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%

Fixed Income	Franklin Templeton Variable Insurance Product Trust Franklin Strategic Income VIP Fund Class 2 [1]	Franklin Advisers, Inc.	1.07%	7.24%	1.92%	3.10%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Franklin U.S. Government Securities VIP Fund Class 2	Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
International Equity	Franklin Templeton Variable Insurance Product Trust Templeton Developing Markets VIP Fund Class 2	Templeton Asset Management, Ltd./ Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
International Equity	Franklin Templeton Variable Insurance Product Trust Templeton Foreign VIP Fund Class 2 [1]	Templeton Asset Management, Ltd./ Franklin Templeton Investment Management Limited	1.08%	29.19%	8.25%	5.75%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 2 [1]	Templeton Asset Management, Ltd.	0.75%	15.73%	-0.96%	-0.15%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Franchise Fund Series II	Invesco Advisers, Inc.	1.1%	11.39%	10.08%	14.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Value Fund Series I	Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Core Equity Fund Series II	Invesco Advisers, Inc.	1.05%	15.88%	12.52%	11.46%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%

International Equity	Invesco Variable Insurance Funds Invesco V.I. EQV International Equity Fund Series I	Invesco Advisers, Inc.	0.9%	16.50%	3.68%	6.22%
Other - Global Real Estate	Invesco Variable Insurance Funds Invesco V.I. Global Real Estate Fund Series I	Invesco Advisers, Inc.	1.02%	7.85%	1.73%	2.44%
Other - Health	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I	Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Mid Cap Fund Series II	Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Small Cap Fund® Series II	Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Small Cap Equity Fund Series I	Invesco Advisers, Inc.	0.96%	8.05%	7.32%	9.55%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1]	Janus Henderson Investors US LLC	0.99%	17.26%
Balanced/Asset Allocation	Janus Aspen Series Trust Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1]	Janus Henderson Investors US LLC	0.82%	7.22%	-0.47%	2.07%
Large U.S. Equity	Janus Aspen Series Trust Janus Henderson Forty Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%

International Equity	Janus Aspen Series Trust Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Other - Technology	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Mid Cap Portfolio Class I	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	0.82%	4.35%	4.50%	7.50%
Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Small Cap Growth Portfolio Class I	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	0.81%	9.23%	-0.20%	9.38%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.62%	6.56%	5.02%	11.31%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP Avantis Large Cap Value Fund Service Class [8]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.96%	14.56%	8.51%	10.12%

Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%
International Equity	Lincoln Variable Insurance Products Trust LVIP American Century International Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.95%	15.81%	1.71%	6.27%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc./ American Century Investment Management, Inc.	1.01%	8.83%	8.72%	8.96%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.86%	15.85%	11.47%	10.07%
Small/Mid U.S. Equity	Lord Abbett Series Fund, Inc. Developing Growth Portfolio Class VC [1]	Lord Abbett	1.27%	14.59%	-1.17%	11.03%

International Equity	MFS® Variable Insurance Trust MFS® Global Equity Series Service Class [1]	Massachusetts Financial Services Company	1.18%	13.28%	5.45%	8.64%
Large U.S. Equity	MFS® Variable Insurance Trust MFS® Growth Series Service Class [1]	Massachusetts Financial Services Company	0.98%	11.90%	10.82%	15.31%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1]	Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%
Balanced/Asset Allocation	MFS® Variable Insurance Trust MFS® Total Return Series Service Class [1]	Massachusetts Financial Services Company	0.86%	10.91%	6.16%	7.36%
Other - Utilities	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [1]	Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%
Large U.S. Equity	MFS® Variable Insurance Trust MFS® Value Series Service Class [1]	Massachusetts Financial Services Company	0.94%	12.77%	9.69%	9.77%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Blended Research Small Cap Equity Portfolio Service Class [1]	Massachusetts Financial Services Company	0.83%	5.49%	6.62%	8.82%
International Equity	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio Service Class [1,7]	Massachusetts Financial Services Company	1.14%	32.96%	7.02%	9.68%
International Equity	MFS® Variable Insurance Trust II MFS® Research International Portfolio Service Class [1]	Massachusetts Financial Services Company	1.15%	21.75%	5.25%	7.27%
Fixed Income	MFS® Variable Insurance Trust III MFS® Inflation-Adjusted Bond Portfolio [1] Service Class	Massachusetts Financial Services Company	0.85%	8.17%	-3.35%	0.84%

Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class [1]	Massachusetts Financial Services Company	1.04%	5.75%	9.90%	9.69%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class [1]	Massachusetts Financial Services Company	1.13%	2.88%	8.22%	10.30%
Small/Mid U.S. Equity	Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class S [1]	Neuberger Berman Investment Advisers, LLC	1.11%	5.23%	4.27%	10.71%
Large U.S. Equity	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class I [5]	Neuberger Berman Investment Advisers, LLC	0.87%	13.74%	12.83%	12.94%
Small/Mid U.S. Equity	Nomura Funds Ivy Variable Insurance Portfolios/Nomura VIP Small Cap Value Series Service Class [1,6]	Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Balanced ETF Portfolio Class 2	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.76%	9.03%	3.83%	4.92%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderately Aggressive ETF Portfolio Class 2 [9]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	11.65%	5.36%	6.13%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderate ETF Portfolio Class 2 [10]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	10.36%	4.74%	5.72%

Balanced/Asset Allocation	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Administrative Class [1]	Pacific Investment Management Company, LLC	2.13%	14.20%	5.60%	6.77%
Other - Commodities	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn®Strategy Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.86%	18.79%	10.55%	6.54%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class	Pacific Investment Management Company, LLC	1.17%	14.98%	2.44%	5.06%
Fixed Income	PIMCO Variable Insurance Trust PIMCO High Yield Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.81%	8.95%	3.97%	5.57%
Global Bond - USD Hedged	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class [3]	Pacific Investment Management Company, LLC	1.09%	3.95%	1.03%	2.88%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Long-Term U.S. Government Portfolio Administrative Class	Pacific Investment Management Company, LLC	2.48%	6.15%	-6.82%	0.01%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.66%	5.52%	1.57%	1.79%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Real Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	1.39%	7.85%	1.21%	3.21%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.65%	4.67%	3.25%	2.76%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.73%	8.89%	0.02%	2.36%

Fixed Income	Principal Variable Contract Funds, Inc. PVC – Bond Market Index Account Class 1	Principal Global Investors, LLC	0.15%	7.16%	-0.52%	1.80%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	-0.48%	2.36%
International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1	Principal Global Investors, LLC	0.86%	32.36%	7.40%	8.08%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1	Principal Global Investors, LLC	0.48%	15.50%	10.21%	11.51%
International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	-0.23%	1.26%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1]	Principal Global Investors, LLC/Los Angeles Capital Management Company, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1	Principal Global Investors, LLC	0.20%	17.62%	14.14%	14.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 1	Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%

Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1	Principal Global Investors, LLC	0.63%	13.52%	13.82%	14.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2060 Account Class 1	Principal Global Investors, LLC	0.61%	17.68%	8.97%	10.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1	Principal Global Investors, LLC	0.48%	10.45%	3.48%	4.98%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1	Principal Global Investors, LLC/ Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1	Principal Global Investors, LLC	0.84%	15.10%	6.29%	9.57%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1	Principal Global Investors, LLC	0.68%	14.00%	7.27%	8.29%

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1	Principal Global Investors, LLC	0.67%	11.69%	5.04%	6.39%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1	Principal Global Investors, LLC	0.72%	15.56%	9.00%	9.94%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1	Principal Global Investors, LLC	0.64%	9.96%	9.96%	9.96%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1	Principal Global Investors, LLC	0.75%	16.86%	10.16%	10.96%
International Equity	Putnam Variable Trust Putnam VT International Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.06%	37.68%	9.28%	8.12%
Large U.S. Equity	Putnam Variable Trust Putnam VT Large Cap Growth Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	0.88%	14.34%	13.44%	17.66%
Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Growth Fund Class IB [1]	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.12%	8.80%	6.18%	11.45%

Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.02%	5.27%	10.99%	9.13%
Other - Natural Resources	Rydex Variable Trust Basic Materials Fund Rydex VT [1]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.78%	32.89%	9.42%	11.58%
Other - Utilities	Rydex Variable Trust Utilities Fund Rydex VT [1]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.79%	17.07%	8.56%	8.60%
Other - Health	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II Class	T. Rowe Price	1.11%	17.80%	3.86%	8.70%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Initial Class	VanEck Associates Corporation	1.08%	36.48%	10.51%	8.33%
Balanced/Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Balanced Portfolio	Wellington Management Company, LLP	0.20%	16.46%	9.29%	10.03%
Balanced/Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Conservative Allocation Portfolio [2]	The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
Large U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF Equity Income Portfolio [3]	The Vanguard Group, Inc.	0.29%	16.80%	12.59%	11.52%
Fixed Income	Vanguard Variable Insurance Funds Vanguard VIF Global Bond Index Portfolio	The Vanguard Group, Inc.	0.13%	5.69%	-0.41%
Small/Mid U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF International Portfolio	Schroder Investment Management North America Inc.; Baillie Gifford Overseas Ltd.	0.32%	19.97%	0.62%	10.48%

Small/Mid U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF Mid-Cap Index Portfolio	The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Real Estate Index Portfolio	The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund is closed to new investors with an application signature date of February 1, 2013, and after.
3. This Fund became available for investment on June 5, 2023.
4. This Fund became available for investment on May 31, 2025.
5. Prior to June 2, 2025, the name of this fund was the Wanger Acorn International Fund.
6. Prior to July 28, 2025, the name of this fund was the AMT Sustainable Equity Portfolio.
7. Prior to December 1, 2025, the name of this fund was the Macquarie VIP Small Cap Value Series.
8. Prior to April 30, 2026, the name of this fund was the MFS ® International Intrinsic Value Portfolio.
9.Prior to May 1, 2026, the name of this fund was the LVIP American Century Disciplined Core Value Fund.
10. Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Growth ETF Portfolio.
11. Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Moderate Growth ETF Portfolio.
12. Prior to May 1, 2026, the name of this fund was the American Funds Insurance Series Global Small Capitalization Fund.
13. Prior to May 1, 2026, the name of this fund was the American Funds Insurance Series International Fund.

EDGAR Contract Identifier: C000217559